Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

Provision (benefit) for income taxes consists of the following (in thousands):

	Year ended December 31,
	2013		2012	2011
Current:
Federal	$	−	$32,353	$(18,007)
State		−	7,080	(3,150)
		−	39,433	(21,157)
Deferred		(11,319)	(8,791)	7,553
		$(11,319)	$30,642	$(13,604)

Reconciliation of Federal Statutory Tax Expense (Income) to Provision (Benefit) for Income Taxes

Reconciliation of federal statutory tax expense (income) to the provision (benefit) for income taxes follows (in thousands):

	Year ended December 31,
	2013	2012	2011
Income tax expense (income) at federal rate	$(18,629)	$(5,194)	$(28,052)
State income tax expense (income), net of federal income tax expense (income)	(2,316)	(631)	(3,006)
Transaction costs	(116)	284	5,894
Impairment charges	12,395	36,201	14,461
Prior year contingencies	(554)	(225)	(3,348)
Noncontrolling interests	(1,263)	(207)	92
Other items, net	(836)	414	355
	$(11,319)	$30,642	$(13,604)

Summary of Net Deferred Income Tax Assets (Liabilities)

A summary of net deferred income tax assets (liabilities) by source included in the accompanying consolidated balance sheet at December 31 follows (in thousands):

	2013			2012
	Assets	Liabilities		Assets		Liabilities
Property and equipment	$10,543	$	−	$	−	$2,822
Insurance	48,759		−		54,800	−
Accounts receivable allowances	−		2,165		−	15,571
Compensation	56,976		−		63,641	−
Net operating losses	82,250		−		60,542	−
Assets held for sale	−		995		9,709	−
Goodwill and intangibles	−		120,200		−	142,129
Other	29,538		−		23,706	−
	228,066		$123,360		212,398	$160,522
Reclassification of deferred tax liabilities	(123,360)				(160,522)
Net deferred tax assets	104,706				51,876
Valuation allowance	(49,743)				(48,977)
	$54,963				$2,899

Reconciliation of Unrecognized Tax Benefits

A reconciliation of unrecognized tax benefits follows (in thousands):

Balance, December 31, 2010	$3,227
Additions based upon tax positions related to the current year	100
Acquisitions	1,414
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(3,660)
Balance, December 31, 2011	1,081
Additions based upon tax positions related to the current year	100
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(275)
Balance, December 31, 2012	906
Reductions due to lapses of applicable statute of limitations and the conclusion of income tax examinations	(608)
Balance, December 31, 2013	$298